Organization and Principal Activities - Consolidated assets and liabilities of Group VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable interest entity
Cash	$ 150,445	¥ 1,034,385	¥ 453,425	¥ 55,555
Accounts receivable	17,392	119,580	54,210
Inventories	249,108	1,712,740	1,189,885
Advances to suppliers	62,427	429,219	53,016
Prepayments and other current assets	19,424	133,551	22,943
Amounts due from related parties	1,932	13,284	38
Total current assets	527,473	3,626,645	2,121,049
Investment in equity investee	416	2,859
Property and equipment, net	8,246	56,698	40,793
Intangible Assets, net	1,784	12,267
Goodwill	2,969	20,413
Other non-current assets	2,768	19,030	8,085
Deferred tax assets	7,449	51,214	43,981
Total assets	551,512	3,791,926	2,337,708
Short-term borrowings and current portion of long-term borrowings	19,537	134,324	177,274
Accounts payable	72,515	498,579	318,414
Advances from customers	9,738	66,954	68,848
Accrued expenses and other current liabilities	51,300	352,714	343,936
Deferred revenue	9,086	62,478	12,051
Total current liabilities	162,403	1,116,613	922,990
Long-term borrowings , excluding current portion	167,488	1,151,560	124,324
Long-term liabilities	2,071	14,240
Total liabilities	$ 331,962	2,282,413	1,047,314
VIEs
Variable interest entity
Cash		543,525	116,222
Accounts receivable		119,563	54,093
Inventories		1,661,056	1,178,507
Advances to suppliers		329,741	4,815
Prepayments and other current assets		103,056	15,463
Amounts due from related parties		12,898	20
Total current assets		2,769,839	1,369,120
Restricted cash		2,800
Investment in equity investee		2,859
Property and equipment, net		41,758	28,941
Intangible Assets, net		12,267
Goodwill		20,413
Other non-current assets		5,188	3,500
Deferred tax assets		35,029	18,654
Total assets		2,890,153	1,420,215
Short-term borrowings and current portion of long-term borrowings		134,324	177,274
Accounts payable		384,280	262,576
Amount due to the company and subsidiaries		1,882,797	531,867
Amount due to related parties		1,561	2,451
Advances from customers		63,684	67,604
Accrued expenses and other current liabilities		278,160	313,574
Deferred revenue		62,372	12,051
Total current liabilities		2,807,178	1,367,397
Long-term borrowings , excluding current portion			124,324
Long-term liabilities		14,240
Total liabilities		¥ 2,821,418	¥ 1,491,721